Net defined benefit assets (liability) (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [abstract]
Summary of Employee Defined Benefit Plan

	2023	2022
Fair value of plan assets	$37,159	$31,197
Defined benefit obligation	(31,440)	(30,332)
Other employee benefits	(373)	(361)
	$(31,813)	$(30,693)
Net defined benefit asset	$5,346	$504

Summary of Details of Defined Benefit Plans
Seniority premium plan: is a contingent liability that companies must pay to their employees according to article 224 of Panama’s Labor Code according to the following:

Eligibility:	All employees
Benefit:	One week of salary per years of service
Salary:	Average of the 5 prior years of the monthly base salary
Payment:	Lump sum

Summary of Components of Net Benefit Expense
The following table summarizes the components of net benefit expense included under “Wages, salaries, benefits and other employees’ expenses” in the accompanying consolidated statement of profit or loss:

Year ended December 31,2023	Defined benefit obligation	Fair value of assets	Defined benefit assets (liability)
Current service cost	$2,725	$—	$2,725
Interest cost on net benefit obligation	1,715	(1,641)	74
Past service cost	13	—	13
Net periodic benefit cost (income)	$4,453	$(1,641)	$2,812

Year ended December 31,2022	Defined benefit obligation	Fair value of assets	Defined benefit assets (liability)
Current service cost	2,860	$—	$2,860
Interest cost on net benefit obligation	972	(722)	250
Past service cost	16	—	16
Net periodic benefit cost (income)	$3,848	$(722)	$3,126

Year ended December 31,2021	Defined benefit obligation	Fair value of assets	Defined benefit assets (liability)
Current service cost	3,272	—	3,272
Interest cost on net benefit obligation	721	(472)	249
Past service cost	191	—	191
Net periodic benefit cost (income)	$4,184	$(472)	$3,712

Summary of Reconciliation of Net Employee Defined Benefit Liabilities
The following table shows reconciliation from the opening balance to the closing balances for net employee defined benefit liabilities and its components:

	Defined benefit obligation	Fair value of assets	Other employee benefits liability	Net defined benefit assets (liability)
At January 1, 2021	$(39,466)	$25,783	$(649)	$(14,332)
Current service cost	(3,272)	—	—	(3,272)
Interest (cost) income	(721)	472	—	(249)
Past service cost	(191)	—	—	(191)
Curtailment / Settlement	—	—	—	—
Return on plan assets	—	416	—	416
Experience gain (loss)	602	—	—	602
Actuarial changes arising from changes in financial assumptions	4,411	—	—	4,411
Employer contributions	—	2,565	—	2,565
Benefits paid	1,622	(1,102)	—	520
Adjustments	2,422	—	—	2,422
Others	—	(721)	159	(562)
As of December 31, 2021	$(34,593)	$27,413	$(490)	$(7,670)
Current service cost	(2,860)	—	—	(2,860)
Interest (cost) income	(972)	722	—	(250)
Past service cost	(16)	—	—	(16)
Return on plan assets	—	172		172
Experience gain (loss)	(3,959)	—	—	(3,959)
Actuarial changes arising from changes in financial assumptions	10,874	—	—	10,874
Employer contributions	—	3,911	—	3,911
Benefits paid	1,194	(869)	—	325
Others	—	(152)	129	(23)
As of December 31, 2022	$(30,332)	$31,197	$(361)	$504
Current service cost	(2,725)	—	—	(2,725)
Interest (cost) income	(1,715)	1,641	—	(74)
Past service cost	(13)	—	—	(13)
Return on plan assets	—	(251)		(251)
Experience gain (loss)	80	—	—	80
Actuarial changes arising from changes in financial assumptions	2,295	—	—	2,295
Employer contributions	—	4,572	—	4,572
Benefits paid	970	—	—	970
Others	—	—	(12)	(12)
As of December 31, 2023	$(31,440)	$37,159	$(373)	$5,346

Summary of Sensitivity Analysis for Actuarial Assumptions
The following were the principal actuarial assumptions at the reporting date:

	2023	2022	2021
Economic assumptions -
Discount rate	6.7%	5.9%	2.9%
Compensation - salary increase	4.0%	4.0%	4.0%
Demographic assumptions -
Mortality	Panama expirence
Termination	2003 SoA pension plan
Retirement
Males		62 years
Females		57 years

Summary of Additional Information about Sensitivity Analysis for Actuarial Assumptions
Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amount shown below:

	December, 31 2023		December, 31 2022		December, 31 2021
	Increase	Decrease	Increase	Decrease	Increase	Decrease
Discount rate (0.5% movement)	$1,296	$(1,400)	$1,338	$(1,451)	$1,876	$(2,056)

Summary of Expected Contribution Payments to Defined Benefit Plan
The following payments are expected contributions to the defined benefit plan in future years:

	2023	2022
Up to one year	$3,313	$2,532
One to five years	11,873	10,989
Over five years	18,878	16,847
Total expected payments	$34,064	$30,368